Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' equity [Abstract]
Details of Other Components of Equity
Details of other components of equity as of December 31, 2021, 2020 and 2019, as follows:

	Statutory reserve	Defined benefit plan	Premium on convertible obligations	Translation result	Revaluation surplus		Total
Balance as of December 31, 2018	$216,948	$(125,417)	$77,106	$(247,668)	$785,975		$706,944
Revaluation of assets	-	-	-	-	379,420		379,420
Defined benefit plan	-	2,354	-	-	-		2,354
Reclassification from disposal of properties and depreciation	-	-	-	-	(202,228)	(a)	(202,228)
Total before taxes	-	2,354	-	-	177,192		179,546

Tax expense	-	(706)	-	-	(113,826)		(114,532)
Total net of taxes	-	1,648	-	-	63,366		65,014
Balance as of December 31, 2019	$216,948	$(123,769)	$77,106	$(247,668)	$849,341		$771,958
Revaluation of assets	-	-	-	-	314,436	(b)	314,436
Defined benefit plan	-	10,953	-	-	-		10,953
Reclassification from disposal of properties and depreciation	-	-	-	-	(55)	(a)	(55)
Total before taxes	-	10,953	-	-	314,381		325,334

Tax expense	-	(3,286)	-	-	(94,331)		(97,617)
Total net of taxes	-	7,667	-	-	220,050		227,717
Balance as of December 31, 2020	$216,948	$(116,102)	$77,106	$(247,668)	$1,069,391		$999,675

Defined benefit plan	-	33,691	-	-	-		33,691
Reclassification from revaluation of assets	-	-	-	-	(332,151)	(c)	(332,151)
Total before taxes	-	33,691	-	-	(332,151)		(298,460)

Tax expense	-	(10,107)	-	-	87,360		77,253
Total net of taxes	-	23,584	-	-	(244,791)		(221,207)
Balance as of December 31, 2021	$216,948	$(92,518)	$77,106	$(247,668)	$824,600		$778,468

(a)
It corresponds to the reclassification of the revaluation surplus to accumulated losses from the sale of properties and disposals of vessels, as well as the depreciation for the period of revaluation of properties and vessels.

(b)
Corresponds to the revaluation of the land of the project called “Liquid Storage Terminal”, derived from changes in the conditions of the project generated by obtaining permits, the revaluation allows the Management to know the fair value of the property based on at its best use.

(c)	Includes the adjustment of assets available for sale at their fair value, for an amount of $291,200.